Fair Value Measurement - Fair value hierarchy (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Fair Value Measurements
Short-term investments	¥ 506,126	¥ 524,063	$ 69,339
Nonrecurring
Fair Value Measurements
Assets fair value	0	0
Liabilities fair value	0	0
Impairment charge	0	0
Level 1 | Recurring
Fair Value Measurements
Assets fair value	75,814,754	39,257,862
Level 1 | Recurring | Money Market Funds
Fair Value Measurements
Cash equivalents	31,335,350	23,593,093
Level 1 | Recurring | Equity securities
Fair Value Measurements
Short-term investments	44,479,404	15,664,769
Level 2 | Recurring
Fair Value Measurements
Assets fair value	30,174,210	18,302,694
Level 2 | Recurring | Equity securities
Fair Value Measurements
Short-term investments		1,486,317
Level 2 | Recurring | Available-for-sale debt securities
Fair Value Measurements
Short-term investments	6,319,014
Other non-current assets	23,855,196	16,816,377
Level 3 | Recurring
Fair Value Measurements
Assets fair value	506,126	524,063
Level 3 | Recurring | Investments in convertible bonds
Fair Value Measurements
Short-term investments	¥ 506,126	¥ 524,063